Credit Suisse Asset Management Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.      Gregg M. Diliberto
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
Prof. Enrique R. Arzac      Suzanne E. Moran
DIRECTOR                    INVESTMENT OFFICER
Lawrence J. Fox             Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
James S. Pasman, Jr.        Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
Richard J. Lindquist        VICE PRESIDENT AND
PRESIDENT AND CHIEF         SECRETARY
INVESTMENT OFFICER          Robert M. Rizza
                            VICE PRESIDENT AND
                            TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC.
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

---------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

---------------------------------------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1999

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.
THIRD QUARTER REPORT - 9/30/99

----------
Dear Shareholders:                                              October 25, 1999

We are writing to report on the activities of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1999 and to discuss our investment strategy.

    At September 30, 1999, the Fund's net asset value ("NAV") was $8.90, compared to an NAV of $9.29 at June 30, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.29 per share) for the period was -0.8%. For the first nine months of 1999, the Fund returned 4.9%.

    At September 30, 1999, $48.4 million was invested in high yield debt securities; $1.9 million in investment-grade debt securities; $15.3 million in emerging-market debt securities; and the balance of $8.7 million in developed-world debt securities, equity securities and cash equivalents. Of the debt securities, the largest concentration (57.0%) was invested in B-rated issues.

THE MARKET: MORE FED-WATCHING

    Much as they did in the second quarter, participants in global fixed income markets expended considerable time and effort in trying to determine whether the Federal Reserve would raise short-term U.S. interest rates again, after doing so by a quarter of a percentage point on June 30.

    Trading activity throughout the quarter was volatile, as investors bought and sold according to whatever hints they could glean about Fed monetary policy from things like announcements of macroeconomic data and public comments by Fed Chairman Alan Greenspan. By the time the Fed raised rates by another quarter-point at its policy meeting on August 24, the market was expecting such a move and investors responded with a burst of buying.

    Obsessive Fed-watching subsided a bit in September, as investors paid greater attention to conditions on a number of fronts. The yen continued its remarkable upward reversal versus the U.S. dollar, for instance, raising concerns about its potentially destabilizing impact on the Japanese economy. The dollar, for its part, also suffered from the news that the U.S. trade deficit hit yet another record high in August. And strength in key commodities like oil and gold rekindled fears about a resurgence in global inflation.

    Trading liquidity tended to be low, as it was in most fixed income sectors. This was a result of a number of factors, including dealers' determination to minimize their own exposure to market risk by generally maintaining lower inventories of most securities; Y2K-related concerns; and an increase in the difference in yield between Treasury securities and high-quality corporate bonds, which is a closely watched indicator of risk.

    As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), the broad high yield market fell 1.7% during the quarter. It thus underperformed investment-grade securities, which (in the form of the Lehman Brothers U.S. Aggregate Bond Index) rose 0.7%. High yield's decline reflected mostly big-picture influences like Fed-watching and the others cited above, rather than factors specific to high yield itself.

    Emerging market debt, by contrast, was relatively strong in this environment, as J.P. Morgan's Emerging Markets Bond Index Plus (EMBI+) rose 1.2%. Unlike high yield and investment-grade issues, emerging debt was able to shrug off big-picture worries. Strength in the prices of oil and gold--which fanned inflationary fears in developed-world markets--was considered favorable for emerging nations, since the economies of many are heavily dependent on commodity exports.

PERFORMANCE: DRIVEN BY STRENGTH IN HIGH YIELD

    The Fund performed comparatively well during the quarter, driven by the high yield portion of the portfolio.

    HIGH YIELD. We attribute the Fund's outperformance of the broad high yield market to the positive impact of several of our sector allocation decisions:

    - We maintained exposure to the cable/media, gaming and telecommunications sectors at levels higher than those of broad high yield indices like SSBHYMI. This helped the Fund's overall performance in that each of these sectors outperformed high yield more generally.

    - We minimized exposure to health care facilities and supplies companies, which significantly underperformed the market.

    - The factor that most negatively affected performance was our relatively low exposure to the energy sector, which was among the strongest in high yield in the quarter.

    INTERNATIONAL. Performance of the emerging markets portion of the portfolio, which accounted for nearly one-quarter of total assets, lagged that of emerging debt markets generally. This was because we did not own enough "Brady" bonds, which are backed by U.S. Treasury debt, based on their vulnerability to fluctuation in U.S. interest rates; and our allocations to Venezuela and Argentina.

OUTLOOK: CAUTIOUS IN NEAR TERM, OPTIMISTIC FURTHER AHEAD

    HIGH YIELD. Our near-term outlook for the high yield market is one of caution. This is primarily due to our expectation that investor nervousness about Y2K and its potential dangers for corporate and government technology systems will keep an unusually high proportion of market participants on the sidelines during the fourth quarter. This environment should apply not simply to high yield, incidentally, but to equity and debt markets worldwide. Trading liquidity should decline and market uncertainty should rise accordingly.

    There is also the matter of lingering concern that the Federal Reserve might choose to raise short-term interest rates again at its remaining monetary policy meetings on November 16 and December 21. Although we don't necessarily expect such a move, we can't rule it out, either, since the Fed adopted a tightening bias on October 5 and the futures market is forecasting rates to rise another 50 basis points or so by year-end.

    We are less guardedly optimistic when the time horizon stretches into next year, as a number of factors support a more bullish scenario for the first quarter:

    - The Y2K phenomenon will have come and gone, and in its wake should leave valuations at more attractive levels.

    - The economy should stay strong, which is traditionally favorable for high yield issuers.

    - Liquidity should return to the market from a combination of dealers with more risk capital available for trading and inventory once 1999 is over; individuals and institutions returning from the sidelines with fresh cash and a renewed appetite for buying; and issuers eager to tap the market once the worst of Y2K-based anxiety has passed.

    - Investor tolerance for risk tends to increase at the beginning of a calendar year.

    The essential strategy with which we have managed the Fund's high yield portion for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in economically sensitive industries such as paper and energy, whose underlying fundamentals are beginning to show genuine signs of improvement, and will continue to do so if this trend continues.

    If, as we expect, the high yield market enjoys greater investor interest in the first quarter of next year, we are confident that we have positioned the Fund to benefit accordingly.

    INTERNATIONAL. Our near-term view on the prospects for emerging debt markets also is cautious, but less so than for high yield. Problematic factors, such as the possibility of heavy new issuance well before the year 2000 and election-based nervousness in Mexico and Argentina, may be offset to some extent by the availability of substantial new cash generated from the amortization of large quantities of Argentine and Brazilian Brady debt in mid-October.

    Looking further ahead, we are more optimistic. Concern about the factors noted above should dissipate and thus allow investors to re-focus their attention on improving fundamentals in many developing nations and the markets' stronger technical environment.

    Country allocations in the portfolio's emerging allocation continue to emphasize Latin American markets. Relative to EMBI+, we have raised exposure in Brazil and Argentina to an overweight from neutral; and remain overweight in Mexico and Venezuela. Positions in Asia reflect greater caution due to our sense that valuations there already include favorable expectations.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER *

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. Credit Suisse Asset Management is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Strategic Global Income Fund, Inc. announced that, following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the Fund had changed its name to Credit Suisse Asset Management Strategic Global Income Fund, Inc. The Fund's ticker symbol on the New York Stock Exchange changed to "CGF" from "FBI" accordingly.

    III. Effective September 7, 1999, shareholders whose shares are registered in their own name automatically participate in a dividend reinvestment program known as the InvestLinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program also provides for additional share purchases. The Program is described on pages 17 through 18 of this report.

    IV. The Fund issued to its shareholders of record as of the close of business on September 27, 1999, non-transferable Rights to subscribe for up to an aggregate of 3,522,559 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $6.38 per share. During October 1999, the Fund issued a total of 3,522,559 shares of Common Stock on exercise of such Rights. Rights' offering costs of $441,000 were charged directly against the proceeds of the Offering.

    V. Many services provided to the Fund and its shareholders by CSAM and the Fund's service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

    CSAM recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, nor can there be any assurance that the Year 2000 Issue will have an adverse effect on the Fund's investments or on global markets or economies, generally.

    CSAM anticipates that its systems will be adapted in time for the year 2000. CSAM is seeking assurances that comparable steps are being taken by the Fund's other major service providers. CSAM will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, joined CSAM in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of Credit Suisse Asset Management Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------
SEPTEMBER 30, 1999

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (76.1%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (65.2%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.1%)
           Cambridge Industries,
            Inc.
            Sr. Sub. Notes
            10.25%, 7/15/07                B3       $    250   $   161,875
           Collins & Aikman Products
            Senior. Sub. Notes
            11.50%, 4/15/06                B3            250       236,250
           Hayes Lemmerz
            International, Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            8.25%, 12/15/08                B2            250       220,000
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 6/15/07             Caa1            250       238,125
                                                               -----------
                 GROUP TOTAL                                       856,250
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (6.4%)
      (1)  Acme Television L.L.C./
            ACME Financial Corp.
            Gtd. Sr. Discount Notes
            0.00%, 9/30/04                 B3            500       438,125
   (1)(2)  Australis Holdings Pty.
            Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                N/R            650         6,500
      (2)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                 C            729         3,644
           Capstar Broadcasting
            Partners, Inc.:
            Sr. Sub. Notes
            9.25%, 7/1/07                  B2            200       201,500
      (1)   Sr. Discount Notes
            0.00%, 2/1/09                 N/R            500       420,000
           Coaxial Communications,
            Inc.
            Gtd. Sr. Notes
            10.00%, 8/15/06                B3            250       253,125
           Digital Television
            Services
            Inc./DTS Capital, Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            12.50%, 8/1/07                 B3            250       270,625
           EchoStar Communications
            Corp.
            Gtd. Sr. Discount Notes
            9.375%, 2/1/09                 B2            250       246,563
           Granite Broadcasting,
            Inc.
            Sr. Sub. Notes
            8.875%, 5/15/08                B3            250       241,250
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                 B2            250       273,125
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           Sinclair Broadcast
            Group, Inc.:
            Sr. Sub. Notes
            10.00%, 9/30/05                B2       $    300   $   298,500
           8.75%, 12/15/07                 B2            250       233,750
           Spanish Broadcasting
            System, Inc.
            Sr. Notes
            12.50%, 6/15/02                B3            250       284,375
      (1)  United International
            Holdings, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 2/15/08                 B3            500       302,500
           Univision Network
            Holding, L.P.
            Sub. Notes
            7.00%, 12/17/02               N/R            573       690,555
           Young Broadcasting, Inc.:
            Series B, Gtd. Sr. Sub.
            Notes
            9.00%, 1/15/06                 B2            200       197,500
            8.75%, 6/15/07                 B2            450       438,750
                                                               -----------
                 GROUP TOTAL                                     4,800,387
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.6%)
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                 B2            250       216,875
           Iron Mountain, Inc.
            Sr. Notes
            8.75%, 9/30/09                 B3            250       236,250
                                                               -----------
                 GROUP TOTAL                                       453,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.9%)
      (1)  Avalon Cable Holdings,
            Inc.
            Units
            0.00%, 12/1/08               Caa1            500       328,125
           CSC Holdings, Inc.
            Sr. Sub. Deb.
            9.875%, 2/15/13                B1            250       263,125
           Century Communications
            Corp.
            Sr. Notes
            8.75%, 10/1/07                Ba3            250       239,375
      (3)  Charter Communications
            Holdings:
            Sr. Notes
            8.625%, 4/1/09                 B3            200       188,000
      (1)   Sr. Discount Notes
            0.00%, 4/1/11                  B3            300       178,125
           Comcast Corp.
            Sr. Sub. Notes
            9.125%, 10/15/06               B2            250       264,990
      (1)  Comcast UK Cable
            Partners, Ltd.
            Yankee Sr. Debentures
            0.00%, 11/15/07                B2            500       452,500

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
      (1)  DIVA Systems Corp.
            Series B, Sr. Discount
            Notes
            0.00%, 3/1/08                 N/R       $    810   $   241,987
      (1)  Diamond Cable
            Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05              Caa1            300       269,250
      (1)  Falcon Holdings Group,
            L.P./
            Falcon Funding Corp.
            Sr. Discount Debentures
            0.00%, 4/15/10                 B2            500       354,375
           Helicon Group L.P.
            Series B, Sr. Secured
            Notes
            11.00%, 11/1/03                B1            200       208,000
           InterMedia Capital
            Partners IV L.P./
            InterMedia Partners
            Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                 B2            175       192,500
      (1)  International
            CableTelevision
            Sr. Notes
            0.00%, 2/1/06                  B3            500       435,000
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04               N/R            100       100,250
           Lenfest Communications,
            Inc.
            Sr. Sub. Notes
            10.50%, 6/15/06                B2            350       395,500
           NTL Communications
            Corp.:
            Series B, Sr. Sub. Notes
            10.00%, 2/15/07                B3            250       255,625
      (1)   0.00%, 10/1/08                 B3            250       167,500
           OpTel, Inc.
            Series B, Sr. Notes
            13.00%, 2/15/05                B3            250       176,250
           Rifkin Acquisitions
            Partners L.P.
            Sr. Sub. Notes
            11.125%, 1/15/06               B3            250       275,000
      (1)  Telewest Communications
            plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                 B1            250       222,500
                                                               -----------
                 GROUP TOTAL                                     5,207,977
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.1%)
      (3)  Huntsman Corp.
            Sr. Sub. Notes
            9.50%, 7/1/07                  B2            250       230,625
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                B1            250       271,250
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03               B1       $    150   $   154,875
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06               N/R            200       168,500
                                                               -----------
                 GROUP TOTAL                                       825,250
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.6%)
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/01/07             Caa1            250       124,375
           Brand Scaffold Services
            Sr. Notes
            10.25%, 2/15/08                B3            150       135,375
           Presley Companies
            Sr. Notes
            12.50%, 7/1/01               Caa3            250       222,500
                                                               -----------
                 GROUP TOTAL                                       482,250
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.1%)
      (1)  Coinstar, Inc.
            Sr. Discount Notes
            0.00%, 10/1/06               Caa1            350       366,187
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07               B3            200       184,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                B3            225       213,188
      (1)  Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07               N/R            250       142,188
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                B1            200       199,000
           Revlon Consumer
            Products Corp.
            Series B, Sr. Sub. Notes
            8.625%, 2/1/08                 B3            250       203,750
           United Rentals, Inc.
            Sr. Sub.Notes
            9.25, 1/15/09                  B1            250       240,625
                                                               -----------
                 GROUP TOTAL                                     1,549,438
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.3%)
           Details, Inc.
            Series B, Sr. Sub Notes
            10.00%, 11/15/05               B3            250       236,563
           Unisys Corp.
            Sr. Notes
            11.75%, 10/15/04               B1            100       111,250
           Verio, Inc.
            Units
            13.50%, 6/15/04                B3            400       431,000

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           Viasystems, Inc.
            Sr. Sub. Notes
            9.75%, 6/1/07                  B3       $    250   $   214,375
                                                               -----------
                 GROUP TOTAL                                       993,188
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.3%)
           Belden & Blake Energy Co.
            Series B, Gtd. Sr. Sub.
            Notes
            9.875%, 6/15/07                B3            200       132,500
           Bellwether Exploration
            Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                B3            250       230,000
           Canadian Forest Oil, Ltd.
            Sr. Sub. Notes
            8.75%, 9/15/07                 B2            250       240,000
           Cliffs Drilling Co.
            Series D, Gtd. Sr. Notes
            10.25%, 5/15/03                B1            250       247,500
           Continental Resources,
            Inc.
            Gtd. Sr. Notes
            10.25%, 8/1/08                 B3            150       118,875
           Dual Drilling Co.
            Gtd. Sr. Sub. Notes
            9.875%, 1/15/04              Baa3            250       262,510
           Energy Corp. of America
            Series A, Sr. Sub. Notes
            9.50%, 5/15/07                 B2            250       222,812
           H.S. Resources, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                B2            250       246,250
           Kelley Oil & Gas Corp.
            Sr. Secured Notes
            14.00%, 4/15/03                B3            184       183,540
      (3)  Key Energy Services,
            Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                B3            250       261,875
           Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04               B3            250       121,875
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                 B2            250       203,750
                                                               -----------
                 GROUP TOTAL                                     2,471,487
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.3%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                B3            200       180,500
           Bally Total Fitness
            Holding
            Corp.
            Series D, Sr. Sub. Notes
            9.875%, 10/15/07               B3            150       141,375
           Booth Creek Ski Holdings,
            Inc.
            Series B, Sr. Notes
            12.50%, 3/15/07              Caa1            250       186,875
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                 B2       $    200   $   172,500
           PTI Holdings, Inc.
            Sub. Notes
            7.00%, 12/17/02               N/R            507       610,833
   (2)(3)  Premier Cruises, Ltd.
            Sr. Notes
            11.00%, 3/15/08                B3            250        36,250
           Production Resource
            Group,
            L.L.C./PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08              Caa2            250       236,875
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            8.875%, 12/15/10              N/R            250       158,125
                                                               -----------
                 GROUP TOTAL                                     1,723,333
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.1%)
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99               N/R            250        62,500
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.3%)
           AmeriServ Food
            Distribution, Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06               B1            200       156,000
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                 B2            250       246,875
      (3)  Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                B3            200       186,000
      (3)  Premier International
            Foods plc
            Sr. Notes
            12.00%, 9/1/09                 B3            400       403,000
                                                               -----------
                 GROUP TOTAL                                       991,875
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.6%)
      (3)  ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08               Ba3            250       238,125
      (3)  Insight Health Services
            Corp.
            Gtd. Sr. Sub. Notes
            9.625%, 6/15/08                B3            200       186,500
           Integrated Health
            Services,
            Inc.
            Sr. Sub. Notes
            9.25%, 1/15/08                 B2            250        42,500
                                                               -----------
                 GROUP TOTAL                                       467,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
INDUSTRIAL GOODS & MATERIALS (2.9%)
           Applied Extrusion
            Technologies Corp.
            Sr. Notes
            11.50%, 4/1/02                 B2       $    250   $   256,875
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                B2            250       252,500
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                B2            250       250,000
           Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                B3            513        53,865
           Haynes International,
            Inc.
            Sr. Notes
            11.625%, 9/1/04                B3            250       225,000
           Park-Ohio Industries,
            Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                 B2            200       190,000
           Romacorp., Inc.
            Sr. Notes
            12.00%, 7/1/06                 B3            250       241,875
           SRI Receivables Purchase
            Co., Inc.
            Series B, Notes
            12.50%, 12/15/00              N/R            500       450,000
      (3)  Transportation
            Manufacturing Operations
            Sr. Sub. Notes
            11.25%, 5/1/09                 B2            250       248,750
                                                               -----------
                 GROUP TOTAL                                     2,168,865
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.3%)
      (3)  Triad Hospitals Holdings
            11.00%, 5/15/09                B3            200       199,500
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.2%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05               B1            250       210,000
      (2)  Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                B1            250        37,500
           Metallurg, Inc.
            Series B, Gtd. Sr. Notes
            11.00%, 12/1/07                B3            250       241,875
           National Steel Corp.
            Series D
            First Mortgage Bonds
            9.875%, 3/1/09                Ba3            250       246,250
           Sheffield Steel Corp.
            Series B, First Mortgage
            Bonds
            11.50%, 12/1/05              Caa2            250       204,375
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                B2       $    250   $   245,000
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                B2            200       198,500
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                B2            250       240,000
                                                               -----------
                 GROUP TOTAL                                     1,623,500
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.6%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07               B2            400       381,000
           BWAY Corp.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/07                B2            150       150,750
           Container Corp. of
            America
            Gtd. Sr. Notes
            9.75%, 4/1/03                  B1            250       255,625
      (1)  Crown Packaging
            Enterprises, Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                 Ca1            925        13,875
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                 B3            250       233,750
           Radnor Holdings, Inc.
            Series B, Gtd. Sr. Notes
            10.00%, 12/1/03                B2            400       404,000
           Riverwood International
            Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08              Caa1            250       235,625
           Stone Container Finance
            Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                B2            250       261,562
                                                               -----------
                 GROUP TOTAL                                     1,936,187
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.8%)
           Ainsworth Lumber Co.,
            Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                B3            250       275,000
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07             Caa1            200       165,000
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                 B3            100        76,000
           Repap New Brunswick, Inc.
            Yankee Sr. Notes
            10.625%, 4/15/05             Caa1            200       174,500

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           SD Warren Co.
            Debentures
            14.00%, 12/15/06              N/A       $    603   $   689,920
                                                               -----------
                 GROUP TOTAL                                     1,380,420
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.7%)
   (3)(4)  American Media
            Operation
            10.25%, 5/1/09                Caa            250       242,500
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03               N/R            250       255,000
      (1)  Earthwatch, Inc.
            Units
            0.00%, 7/15/07                N/R            250       171,875
      (3)  InterAct Systems, Inc.
            Sr. Discount Notes
            14.00%, 8/1/03                N/R            400       147,000
           Level 3
            Communications, Inc.:
            Sr. Notes
            9.125%, 5/1/08                 B3            275       248,875
      (1)  Sr. Discount Notes
            0.00%, 12/1/08                 B3            300       169,500
      (1)  Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                Caa1            300       144,000
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                N/R            414       144,900
           Tri-State Outdoor Media
            Group, Inc.
            Sr. Notes
            11.00%, 5/15/08               N/R            300       300,000
      (3)  TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                Ba3            200       188,750
                                                               -----------
                 GROUP TOTAL                                     2,012,400
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.5%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                B3            250       225,000
           Ameristar Casinos, Inc.
            Series B, Gtd. Notes
            10.50%, 8/1/04                 B3            250       250,000
           Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                B1            250       235,000
           Casino Magic of
            Louisiana,
            Corp.
            Series B, Gtd. First
            Mortgage Notes
            13.00%, 8/15/03                B3            300       341,250
      (5)  Colorado Gaming &
            Entertainment Co.
            Gtd. Sr. Notes
            12.00%, 6/1/03                N/R            443       423,164
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
      (2)  Fitzgeralds Gaming Corp.
            Series B,
            Gtd. Sr. Notes
            12.25%, 12/15/04             Caa3       $    200   $   107,000
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                B1            250       227,500
           HMH Properties
            Gtd. Sr. Secured Notes
            7.875%, 8/1/08                Ba2            250       223,125
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                  B3            250       207,500
           Hollywood Park, Inc.
            Sr. Sub. Notes
            9.50%, 8/1/07                  B2            200       195,500
           Horseshoe Gaming, L.L.C.
      (3)   Sr. Sub Notes
            8.625%, 5/15/09                B2            250       237,500
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                B1            300       298,500
           Mohegan Tribal Gaming
            Authority
            Series B,
            Sr. Secured Notes
            8.125%, 1/1/06                Ba1            200       195,500
           Prime Hospitality Corp.
            Secured First Mortgage
            Notes
            9.25%, 1/15/06                Ba2            250       250,938
                                                               -----------
                 GROUP TOTAL                                     3,417,477
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.4%)
      (1)  Advance Holdings Corp.
            Sr. Discount Debentures
            0.00%, 4/15/09               Caa2            350       195,563
           Advance Stores Co., Inc.
            Gtd. Sr. Sub.
            Notes
            10.25%, 4/15/08              Caa1            150       139,875
   (2)(3)  County Seat Stores, Inc.
            Units
            12.75%, 11/1/04               N/R            250        22,500
           Dairy Mart Convenience
            Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                B3            251       234,057
           Jitney-Jungle Stores of
            America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                 B3            250       175,000
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07               B2            250        87,500
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                Ba2            200       182,000
      (1)  Mrs. Fields Holding Co.
            Units
            0.00%, 12/1/05               Caa2            500       247,500

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07               B3       $    200   $   200,500
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03               Caa1            100       101,000
           Simmons Co.
            Sr. Sub. Notes
            10.25%, 3/15/09                B3            250       246,875
                                                               -----------
                 GROUP TOTAL                                     1,832,370
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.5%)
           Adelphia Communications
            Sr. Notes
            8.375%, 2/1/08                 B1            200       186,500
   (3)(4)  Caprock Communications
            Series
            11.50%, 5/1/09                 B3            150       144,000
      (3)  Carrier1 International SA
            Units
            13.25%, 2/15/09                B3            300       297,750
      (1)  Clearnet
            Communications, Inc.
            Yankee Sr. Discount
            Notes
            0.00%, 12/15/05                B3            250       235,000
           Concentric Network Corp.
            Sr. Notes
            12.75%, 12/15/07              N/R            250       251,250
      (1)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                 N/R            300       105,000
           Dobson/Sygnet
            Communications, Co.
            Sr. Notes
            12.25%, 12/15/08              N/R            250       260,625
      (1)  Dolphin Telecom plc
            Sr. Discount Notes
            0.00%, 6/1/08                Caa1            250       114,375
      (3)   0.00%, 5/15/09               Caa1            300       123,375
      (1)  e. spire Communications,
            Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                N/R            750       457,500
      (1)  Econophone, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                N/R            500       298,750
           Exodus Communications,
            Inc.
            Sr. Notes
            11.25%, 7/1/08                N/R             50        50,750
      (1)  Focal Communications
            Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                N/R            200       112,500
      (1)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05               N/R            600       479,250
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------

           Global Crossing Holdings
            Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08               N/R       $    250   $   256,875
           Globalstar
            L.P./Globalstar
            Capital Corp.
            Sr. Notes
            10.75%, 11/1/04                B3            300       182,250
           Globix Corp.
            Sr. Notes
            13.00%, 5/1/05                N/R            250       220,625
      (1)  ICG Holdings, Inc.:
            Sr. Discount Notes
            13.50%, 9/15/05               N/R            350       304,500
            11.625%, 3/15/07              N/R            750       532,500
      (1)  ICG Services, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 5/1/08                 N/R            250       138,750
           Intermedia
            Communications, Inc.:
      (1)   Series B, Sr. Discount
            Notes
            0.00%, 7/15/07                 B2            300       201,000
            Sr. Notes
            8.875%, 11/1/07                B2            150       134,250
           Jacor Communications,
            Inc.
            Gtd. Sr. Sub. Notes
            8.00%, 2/15/10                 B2            250       252,188
      (1)  Jordan Telecommunications
            Products, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 8/1/07                  B3            250       211,875
           McCaw International Ltd.
            Sr. Discount Notes
            13.00%, 4/15/07              Caa1            250       150,000
           McLeod USA, Inc.:
      (1)   Sr. Discount Notes
            0.00%, 3/1/07                  B2            100        78,500
            Sr. Notes
            9.25%, 7/15/07                 B2            200       198,000
           MetroNet
            Communications Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                 B            350       283,062
      (1)   0.00%, 6/15/08                 B3            250       192,813
      (1)  Millicom International
            Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                Caa1            300       212,625
           NEXTLINK
            Communications, Inc.:
            Sr. Notes
            12.50%, 4/15/06                B3            100       105,750
            10.75%, 11/15/08               B3            250       250,000
      (1)  Nextel
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                 B2            900       627,750

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
           Orion Network
            Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                B2       $    250   $   186,875
      (1)  PLD Telekom Inc.
            Yankee Gtd. Sr. Notes
            14.00%, 6/1/04                N/R            560       380,800
      (1)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                  B3            750       651,562
      (1)  Petersburg Long
            Distance, Inc.
            Conv. Sub. Notes
            9.00%, 6/1/06                 N/R             80        32,000
      (1)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                B2            250       194,063
      (1)  RCN Corp.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                 B3            300       182,625
           RSL Communications
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                 B3            250       208,750
           Rhythms Netconnections
            Units
            13.50%, 5/15/08               N/R            250       122,500
           Sprint Spectrum, L.P./
            Sprint
            Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                B2            450       503,797
           Star Choice
            Communications, Inc.
            Yankee Sr. Notes
            13.00%, 12/15/05              N/R            200       201,500
           Startec Global
            Communications Corp.
            Units
            12.00%, 5/15/08               N/R            350       312,812
           T/SF Communications
            Corp.
            Series B, Gtd. Sr. Sub.
            Notes
            10.375%, 11/1/07               B3            200       188,500
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                 B3            250       256,875
      (1)  WinStar Communications,
            Inc.
            Sr. Discount Notes
            0.00%, 10/15/05              Caa1            400       334,000
   (3)(4)  Worldwide Fiber, Inc.
            Sr. Notes
            12.00%, 8/1/09                 B3            250       244,375
                                                               -----------
                 GROUP TOTAL                                    11,650,972
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
TEXTILES/APPAREL (0.3%)
           Maxim Group, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                B2       $    250   $   213,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.9%)
           AirTran Airlines, Inc.
            Sr. Notes
            10.50%, 4/15/01               N/R            500       490,625
           Canadian Airlines Corp.
            Yankee Sr. Notes
            12.25%, 8/1/06               Caa2            300       194,250
           Cenargo International plc
            First Priority Ship
            Mortgage Notes
            9.75%, 6/15/08                Ba3            100        90,000
      (1)  TFM Sa De CV
            0.00%, 06/15/09               N/R            850       466,438
           Trans World Airlines,
            Inc.
            Sr. Notes
            11.375%, 3/1/06              Caa1            250       161,875
                                                               -----------
                 GROUP TOTAL                                     1,403,188
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.4%)
      (3)  Waste Systems
            International,
            Inc.
            Sr. Notes
            11.50%, 1/15/06              Caa1            350       347,375
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $54,770,890)                                            49,069,564
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
U.S. TREASURY NOTE (0.4%)
-
-----------------
            7.25%, 5/15/04
            (Cost $273,203)               Aaa            260       274,136
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.4%)
-
-----------------
           Green Tree Financial
            Corp.
            Manufactured Housing
            Installment Sale
            Contracts:
            Series 1993-4, Class B1
            7.20%, 1/15/19                Aaa            807       775,695
           Merrill Lynch Home Equity
            Acceptance Trust
            Series 1994-A, Class A-2
            6.47%, 7/17/22                 A3            212       205,394
           Nationscredit Grantor
            Trust
            Boat Retail Installment
            Sale Contracts
            Series 1996-1, Class A
            5.85%, 9/15/11                Aaa             87        84,938

                                                      Face
                                        Moody's      Amount
                                        Ratings      (000)        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $1,111,883)                                            $ 1,066,027
                                                    Shares/
                                                     Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (4.7%)
-
-----------------
BROADCASTING (0.6%)
      (6)  Spanish Broadcasting
            System Class A                               714       464,100
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (6)  OpTel, Inc.                                   500             5
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
      (6)  Coinstar, Inc.                              4,196        41,698
      (6)  Concentric Network Corp.                    3,170        64,391
           Crown Packaging Holdings,
            Ltd.                                     100,848         1,008
                                                               -----------
                 GROUP TOTAL                                       107,097
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (6)(7)  Westfed Holdings, Inc.
            Class B (acquired
            9/20/88,
            $127)                                      4,223             0
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.5%)
   (6)(7)  Dr. Pepper Bottling
            Holdings, Inc.
            Class A (acquired
            10/21/88,
            cost $40,500)                             45,000     1,125,000
      (6)  Specialty Foods Corp.                      22,500         1,125
                                                               -----------
                 GROUP TOTAL                                     1,126,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.3%)
(6)(7)(8)  CIC I Acquisition Corp.
            (acquired 10/18/89, cost
            $1,076,725)                                2,944       200,192
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (6)  Sheffield Steel Corp.                       2,500         5,000
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
OILFIELD MACHINERY & EQUIPMENT (0.2%)
           Weatherford
            International, Inc.                        4,738       151,616
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.2%)
(3)(6)(8)  Mail-Well, Inc.                            10,652       147,796
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (6)  Elsinore Corp.                              6,177         1,930
      (6)  Isle of Capri Casinos,
            Inc.                                       4,982        49,820
   (3)(6)  Motels of America, Inc.                       250         4,500
                                                               -----------
                 GROUP TOTAL                                        56,250
                                                               -----------
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.7%)
      (6)  Advanced Radio Telecom
            Corp.                                      5,058   $    63,857
      (6)  e. spire Communications,
            Inc.                                      14,169       102,723
      (6)  Globix Corp.                                  880        41,140
      (6)  ICG Communications, Inc.                    1,155        17,975
      (6)  Intermedia
            Communications, Inc.                       3,129        68,056
      (6)  Loral Space &
            Communications Co.                           151         2,595
      (6)  Nextel Communications,
            Inc.
            Class A                                    1,180        80,019
      (6)  Pagemart Nationwide, Inc.                   3,500        16,625
      (6)  Price Communications
            Corp.                                     20,458       512,729
      (6)  Verio, Inc.                                11,266       349,246
                                                               -----------
                 GROUP TOTAL                                     1,254,965
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,875,512)                                              3,513,146
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (3.9%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (6)  GPA Group plc
            7% Second Preference
            Cum. Conv.                               650,000       341,250
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.0%)
   (5)(6)  Granite Broadcasting
            Corp.
            12.75%, Cum.
            Exchangeable                                  11        10,670
      (6)  Source Media, Inc.                          4,882        19,528
   (5)(6)  Spanish Broadcasting
            System, Inc.
            14.25%, Cum.
            Exchangeable                               6,591       692,055
                                                               -----------
                 GROUP TOTAL                                       722,253
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.4%)
           Adelphia Communications
            Corp.
            13% Cum. Exchangeable,
            Series B                                   2,500       278,125
           NTL, Inc.
            13% Exchangeable,
            Series B                                       1         1,138
                                                               -----------
                 GROUP TOTAL                                       279,263
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (8)  Westfed Holdings, Inc.
            Class A (acquired
            9/20/88-6/18/93,
            cost $1,203,486)                          14,246        14,246
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
MISCELLANEOUS (0.0%)
      (6)  TCR Holdings Corp.
            Series B                                     351   $        21
            Series C (non-voting)                        193            11
            Series D (non-voting)                        509            27
            Series E (non-voting)                      1,053            66
                                                               -----------
                 GROUP TOTAL                                           125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.5%)
           Primedia, Inc.
            10% Cum. Exchangeable,
            Series D                                   3,500       358,750
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13%, Cum. Exchangeable                     6,874       151,228
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.4%)
           Intermedia
            Communications, Inc.
            7% Jr. Convertible,
            Series E                                  15,000       277,500
           NEXTLINK
            Communications, Inc.
            14% Cum. Exchangeable                      8,463       431,623
           Nextel
            Communications, Inc.
            13% Exchangeable,
            Series D                                     327       353,619
                                                               -----------
                 GROUP TOTAL                                     1,062,742
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,678,967)                                              2,929,857
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.1%)
-
-----------------
   (6)(7)  Primestar, Inc.
            Share Appreciation Right
            expiring 5/10/00                           2,383        32,209
      (6)  Terex Corp.
            expiring 5/15/02                           2,000        28,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                         60,209
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.4%)
-
-----------------
   (3)(6)  Ampex Corp.
            expiring 3/15/03                           8,500         5,865
      (6)  Australis Holdings Pty.
            Ltd.
            expiring 10/30/01                            250             3
      (6)  Australis Media Ltd.
            expiring 5/15/00                             225             2
   (3)(6)  Carrier1 International SA
            expiring 2/19/09                             300         3,000
      (6)  Central Bank of Nigeria
            expiring 11/15/20                            250             0
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------

      (6)  CHC Helicopter Corp.
            expiring 12/15/00                          2,000   $     2,000
   (6)(8)  CHI Energy, Inc.:
            Series B, expiring
            11/8/03                                    3,790         9,100
            Series C, expiring
            11/8/05                                    2,459         5,904
      (6)  Cookies U.S.A., Inc.
            expiring 1/15/01                              90             0
      (6)  Crown Packaging Holdings,
            Ltd.
            expiring 11/1/03                           1,000            50
      (6)  DIVA Systems Corp.
      (3)   expiring 5/15/06                             900       217,800
            expiring 3/1/08                            2,430        19,440
   (3)(6)  DTI Holdings, Inc.
            expiring 3/1/08                            1,500            15
      (6)  Dairy Mart Convenience
            Stores, Inc.
            expiring 12/1/01                           4,172         1,460
   (6)(7)  Elsinore Corp.
            expiring 12/31/25                          5,329             0
      (6)  Golden Ocean Group, Ltd.
            expiring 8/31/01                             342             0
      (6)  Hemmeter Enterprises,
            Inc.
            expiring 12/15/99                          3,000             0
      (6)  HF Holdings, Inc.
            expiring 07/15/02                          1,578        15,780
      (6)  InterAct Systems, Inc.
            expiring 8/1/03                              400             0
      (6)  Isle of Capri Casinos,
            Inc.
            expiring 5/3/01                              882             9
   (3)(6)  Key Energy Services
            expiring 1/15/09                             250         5,000
      (6)  McCaw International Ltd.
            expiring 4/15/07                             750         1,875
      (6)  Mentus Media Corp.
            expiring 2/1/08                            1,034            10
      (6)  Petersburg Long
            Distance, Inc.
            expiring 6/01/04                             560        22,400
      (6)  Signature Brands Ltd.
            expiring 8/15/02                             500             0
      (6)  Source Media, Inc.
            expiring 11/1/07                           2,235        10,896
      (6)  Star Choice
            Communications, Inc.
            expiring 12/5/05                           4,632         7,566
      (6)  Startec Global
            Communications
            expiring 5/15/08                             350           350
      (6)  USN
            Communications, Inc.
            expiring 8/15/04                               3             0
      (6)  United International
            Holdings
            expiring 11/15/99                            600         1,800
      (6)  Waste Systems
            International, Inc.
            expiring 3/2/04                            5,250         7,875
      (6)  Wright Medical Technology
            expiring 6/30/03                             206             2

                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $1,073,434)                                            $   338,202
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $62,783,889)                                            57,251,141
                                                               -----------
                                                     Face
                                    Moody's         Amount
                                    Ratings         (000)
FOREIGN SECURITIES (21.2%)
-----------------
CORPORATE OBLIGATIONS (2.4%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
         (3)   CIA Internacional
                Telecommunicacoes
                Sr. Notes
                10.375%, 8/1/04                  N/R            ARP    $ 145           106,938
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
BELGIUM (0.3%)
               Hermes Europe
                Railtel B.V.
                Yankee Sr. Notes
                10.375%, 1/15/09                  B3            USD      250           248,750
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
INDONESIA (0.4%)
         (1)   App Fin II Mauritius
                Ltd.
                Yankee
                12.00% ,12/29/49                 Caa            USD      270           151,875
               Indah Kiat Fin
                Mauritius
                10.00%, 07/01/07                Caa1            USD      250           135,625
                                                                                   -----------
                                                                                       287,500
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (1.0%)
               Banco Nacional de
                Comercio
                7.25%, 02/02/04                  Ba2            USD      825           748,687
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.6%)
      (1)(3)   CompleTel
                Europe N.V. Units
                0.00%, 2/15/09                  Caa1            USD      250           127,500
         (3)   United Pan-Europe
                Communications NV
                Sr. Notes
                10.875%, 8/1/09                   B2            USD      300           302,250
                                                                                   -----------
                                                                                       429,750
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $1,918,191)                                                                  1,821,625
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (18.8%)
--------------------------------------------------------------------------------------------
                                                                   Face
                                              Moody's             Amount
                                              Ratings             (000)               Value
------------------------------------------------------------------------------------------------
-----------------
ARGENTINA (4.3%)
               Argentina
                9.75%, 9/19/27                   Ba3            USD    $ 460       $   383,525
         (9)   Bocon PRO1 Notes
                2.857%, 4/1/07                   Ba3            USD      912           630,470
               Secured Par Bonds,
                Series L-GP
                5.75%, 3/31/23                   Ba3           USD     1,000           640,000
               Republic of Argentina:
                Series BGL5
                11.00%, 10/9/06                  Ba3            USD       50            47,750
                11.375%, 1/30/17                 Ba3            USD      410           386,630
                Debentures
                6.8125%, 3/31/05                  B1           USD     1,307         1,143,319
                                                                                   -----------
                     GROUP TOTAL                                                     3,231,694
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (5.1%)
               Federal Republic of
                Brazil:
                Series RG
         (9)    5.9375%, 4/15/09                  B2            USD      330           232,666
                Debentures
                Series EI-L
                Registered
         (9)    6.9375%, 4/15/06                  B2            USD      162           127,585
                Bearer
         (9)    6.9375%, 4/15/06                  B2           USD     1,596         1,246,875
         (9)    10.125%, 5/15/27                  B1            USD      635           476,250
                Capitialization Bonds
                8.00%, 4/15/14                    B1           USD     2,122         1,326,339
                Discount Bond
                6.9225%, 4/15/24                 N/R            USD      610           382,775
                                                                                   -----------
                     GROUP TOTAL                                                     3,792,490
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (0.6%)
         (9)   Republic of Bulgaria:
         (1)    2.50%, 7/28/12                    B2            USD      390           244,725
         (3)    Front Loaded Interest
                Reduction Bonds,
                Series A
                6.50%, 7/28/24                    B2            USD      330           226,875
                                                                                   -----------
                     GROUP TOTAL                                                       471,600
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
COLOMBIA (0.2%)
               Republic of Columbia
                Yankee Notes
                12.471%, 8/13/05                Baa3            USD      190           175,275
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
CROATIA (0.2%)
         (9)   Republic of Croatia
                6.456%, 7/31/10                 Baa3            USD      205           160,925
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                   Face
                                              Moody's             Amount
                                              Ratings             (000)               Value
------------------------------------------------------------------------------------------------
ECUADOR (0.1%)
         (9)   Government of Ecuador:
                Bearer Past Due
                Interest (PDI)
                6.75%, 02/27/15                   B3            USD    $ 578       $    83,769
                Registered Past Due
                Interest (PDI)
                6.75%, 02/27/15                   B3            USD       92            13,395
                                                                                   -----------
                     GROUP TOTAL                                                        97,164
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (2.9%)
               United Mexican States:
                9.75%, 04/06/05                  Ba2            USD      275           277,750
                10.375%, 2/17/09                 N/R            USD      550           556,600
                11.50%, 5/15/26                  Ba2            USD      700           770,875
                Secured Par Bonds
                Series W-A
                6.25%, 12/31/19                  Ba2            USD      750           552,187
                                                                                   -----------
                     GROUP TOTAL                                                     2,157,412
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
MOROCCO (0.3%)
               Republic of Morocco
                5.90625%, 1/1/09                 N/R            USD      276           233,142
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
NIGERIA (0.2%)
         (9)   Central Bank of Nigeria
                6.25%, 11/15/20                  N/R            USD      250           147,500
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PANAMA (0.2%)
               Republic of Panama:
                8.875%, 9/30/27                  Ba1            USD      190           152,475
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PERU (0.4%)
               Republic of Peru:
                Front Loaded Interest
                Reduction Bonds
                Series 20 year
                3.75%, 3/7/17                    N/R            USD      225           121,219
                Past Due Interest
                (PDI)
                Series 20 year
                4.00%, 3/7/17                    N/R            USD      250           154,375
                                                                                   -----------
                     GROUP TOTAL                                                       275,594
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PHILIPPINES (0.8%)
               Republic of the
                Philippines
                Bonds
                9.875%, 1/15/19                  Ba1            USD      625           592,969
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                   Face
                                              Moody's             Amount
                                              Ratings             (000)               Value
------------------------------------------------------------------------------------------------
RUSSIA (1.4%)
               Government of Russia
                9.25%, 11/27/01                   B3            USD    $ 115       $    66,700
                Russian Federation Reg.
                Series
                8.75%, 7/24/05                    B3            USD      550           226,875
                10.00%, 06/26/07                  B3            USD      520           218,400
                11.00%, 7/24/18                   B3            USD      250           105,000
               Russian Registered Bonds
                12.75%, 6/24/28                   B3            USD      400           188,500
         (9)   Vnesheconombank Bank
                6.0625%, 12/15/15                N/R            USD      690            74,175
                Series 24 year
                6.0625%, 12/15/20                N/R           USD     1,802           162,180
                                                                                   -----------
                     GROUP TOTAL                                                     1,041,830
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (2.1%)
               Republic of Venezuela:
         (9)    Front Loaded Interest
                Reduction Bonds, Series
                A
                6.875%, 3/31/07                   B2            USD      381           286,855
         (9)    Debt Conversion Bonds,
                Series DL
                6.3125%, 12/18/07                 B2            USD      512           391,607
                Unsecured Bonds
                9.25%, 9/15/27                   Ba2           USD     1,370           902,145
                                                                                   -----------
                     GROUP TOTAL                                                     1,580,607
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $14,010,114)                                                                14,110,677
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $15,928,305)                                                                15,932,302
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.5%)
  (Cost $1,110,000)                                                                  1,110,000
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.8%)
  (Cost $79,822,194)                                                                74,293,443
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (1.2%)
                                                                                       935,410
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
               Applicable to 8,454,140 issued and outstanding $.001 par value
                shares (authorized 100,000,000 shares)                             $75,228,853
                                                                                   ===========
-
-----------------
N/R--Not Rated
ARP--Argentine Peso

 (1)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (2)  Defaulted Security.
 (3)  144A Security. Certain conditions for public sale may exist
 (4)  Private Placement.
 (5)  Payment in kind bond. Market value includes accrued interest.
 (6)  Non-income producing security.
 (7)  Restricted as to private and public resale. Total cost of restricted securities at
      September 30, 1999 aggregated $1,117,352. Total market value of restricted securities owned at September 30, 1999 was $1,357,401 or 1.8% of Net Assets.
 (8)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1999.

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Strategic Global Income Fund, Inc. (the "Fund"). BankBoston, N.A. will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    BankBoston, N.A., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--(800) 523-8506; Current Shareholders--(800) 730-6001. All
correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------
*InvestLink is a service mark of Boston EquiServe Limited Partnership.

        4947-AR-99